Discontinued operations and assets held for sale	12 Months Ended
Dec. 31, 2023
Discontinued operations and assets held for sale
Discontinued operations and assets held for sale

5. Discontinued operations and assets held for sale

TRANSFER OF JYSELECA® BUSINESS TO ALFASIGMA

On October 30, 2023 we announced that we had signed a letter of intent contemplating a transfer of the Jyseleca® business to Alfasigma, including the European and UK Marketing Authorizations, the commercial, medical and development activities for Jyseleca and approximately 400 positions in 14 European countries. On December 30, 2023, we signed a final share and asset purchase agreement with Alfasigma.

On December 31, 2023, the transaction was still subject to certain closing conditions such as the finalization of the consultation process with the workers councils and FDI clearance in Italy and France and Denmark. The transaction was closed on January 31, 2024, upon obtaining all necessary approvals. We received a €50.0 million upfront payment in 2024, and are entitled to potential sales-based milestone payments totalling €120.0 million and mid-single to mid-double-digit royalties on European sales. We will contribute up to €40.0 million to Alfasigma by June 2025 for Jyseleca® related development activities.

On January 31, 2024, we also signed a transition agreement with Alfasigma enacting the responsibilities and services that will be provided by the parties during a transition period for the transfer of the business. The gradual transfer of our remaining inventories to Alfasigma is also governed by this contract.

The transfer of our Jyseleca® business has been determined to meet the criteria to be classified as held for sale and discontinued operations in our financial statements for the year ended December 31, 2023.

The post-tax result from discontinued operations can be disaggregated in the following items:

	Year ended December 31,
	2023	2022	2021

	(Euro, in thousands, except share and per share data)

Product net sales	€112,339	€87,599	€14,753
Collaboration revenues	431,465	176,432	235,709
Total net revenues	543,804	264,031	250,462

Cost of sales	(18,022)	(12,079)	(1,629)
Research and development expenditure	(190,177)	(245,286)	(171,205)
Sales and marketing expenses	(113,356)	(144,075)	(66,179)
General and administrative expenses	(17,989)	(9,776)	(13,155)
Other operating income	13,003	10,721	7,678

Operating profit/loss (-)	217,262	(136,464)	5,972

Fair value adjustments and net currency exchange differences	(13)	(25)	—
Other financial income	679	15	164
Other financial expenses	(167)	(7,825)	(9,733)

Profit/loss (-) before tax	217,761	(144,298)	(3,597)

Income taxes	(2,076)	(2,272)	(1,034)

Net profit/loss (-)	€215,685	€(146,570)	€(4,631)

Basic and diluted earnings/loss (-) per share from discontinued operations	€3.27	€(2.23)	€(0.07)
Weighted average number of shares (in thousands of shares)	65,884	65,699	65,500
Weighted average number of shares - Diluted (in thousands of shares)	65,933	65,699	65,500

Jyseleca® product net sales in Europe amounted to €112.3 million in 2023, compared to €87.6 million in 2022, of which €8.1 million realized in Belgium (€7.3 million in 2022).

Collaboration revenues in discontinued operations related to revenue recognition of the collaboration agreement with Gilead for the filgotinib development amount to €429.4 million in 2023 compared to €174.4 million last year.

Effective January 31, 2024, following the closing of the transaction between us and Alfasigma S.p.A. to transfer the Jyseleca® business to Alfasigma, we assigned our rights and obligations under the filgotinib collaboration with Gilead to Alfasigma, except for our right to receive royalties from Gilead on net sales in the Gilead Territory under a separate agreement between Gilead and us entered into in October 2023. As a consequence, our performance obligation towards Gilead for the development of filgotinib will come to its end, and the total estimated remaining costs to complete the filgotinib development was substantially reduced leading to a major increase in the percentage of completion of our performance obligation (applying the “cost-to-cost” input model) and a considerable positive catch-up of revenue explaining the increase in revenue recognition for the year 2023 compared to 2022.

We refer to note 2 “Summary of significant transactions” for a general description of our collaboration with Gilead.

On December 31, 2023, the remaining deferred income related to the filgotinib development amounts to €26.3 million, which will mainly be released in revenue in 2024.

The following major classes of assets and liabilities relating to these operations have been classified as held for sale in the consolidated statement of financial position on December 31, 2023:

Assets and liabilities held for sale

December 31, 2023
(Euro, in thousands)
Property, plant and equipment	€4,194
Deferred tax assets	292
Other non-current assets	598
Inventories	737
Trade and other receivables	15,786
Cash and cash equivalents	7
Other current assets	471
Total assets in disposal group classified as held for sale	22,085

Retirement benefit liabilities	1,160
Non-current lease liabilities	2,327
Other non-current liabilities	329
Current lease liabilities	1,308
Trade and other liabilities	25,619
Current tax payable	1,242
Current deferred income	59
Total liabilities directly associated with assets in disposal group classified as held for sale	32,044

Net liability held for sale	€(9,959)

This disposal group contains all assets and liabilities of the Galapagos subsidiaries that were fully dedicated to the Jyseleca® business and that will be transferred to Alfasigma in the current transaction. The divestiture includes 100% of the shares of the following subsidiaries, including most of the employees: Galapagos Biotech Limited (UK), Galapagos Biopharma Belgium BV, Galapagos Biopharma GmbH, Galapagos Biopharma Italy S.r.l., Galapagos Biopharma Netherlands B.V., Galapagos Biopharma Spain S.L.U., Galapagos Biopharma Denmark ApS, Galapagos

Biopharma Sweden AB, Galapagos Biopharma Finland Oy, Galapagos Biopharma Ireland Ltd., Galapagos Biopharma Norway AS, Galapagos Biopharma Austria GmbH. In addition, and as part of the same transaction, we will transfer all assets, liabilities and employees directly related to the Jyseleca® business but belonging to Galapagos NV or other Galapagos subsidiaries, of which the main asset is the worldwide IP relating to Jyseleca®. Our inventories were not considered as part of the disposal group as these did not transfer to Alfasigma on closing of the transaction on January 31, 2024 but will gradually transfer to Alfasigma during the coming years and we will bear the risks associated with it as long as it is not transferred.

Held for sale assets are stated at their carrying amount, which is lower than the fair value less costs to sell. We concluded that the expected present value of the purchase price to be obtained from Alfasigma for the sale of the Jyseleca® business approximates the fair value less costs to sell of the disposal group.

Cash flow

	2023	2022	2021

	(Euro, in thousands)
Net cash flow used in operating activities	€(175,627)	€(191,095)	€(119,524)
Net cash flow used in investing activities	(105)	(136)	(157)
Net cash flow used in financing activities	(1,928)	(1,841)	(872)
Net cash flow used in discontinued operations	€(177,660)	€(193,072)	€(120,554)

DISPOSAL OF FIDELTA

On November 23, 2020 we signed a share purchase agreement with Selvita S.A. in relation to the disposal of Fidelta d.o.o. (our previous fee-for-service segment).

The transaction was completed on January 4, 2021 for a total consideration of €37.1 million. Fidelta will continue performing drug discovery services for us for the next two years for which we have purchase commitments for an aggregate amount of €6.6 million on December 31, 2023.

Consideration received

(Euro, in thousands)
Cash received	€37,080
Total cash received	€37,080

Analysis of assets and liabilities over which control was lost

January 4, 2021
(Euro, in thousands)
Intangible assets	€21
Property, plant and equipment	10,050
Other non-current assets	160
Trade and other receivables	4,428
Cash and cash equivalents	7,884
Other current assets	863
Total assets	23,406

Non-current lease liabilities	4,115
Other non-current liabilities	70
Trade and other liabilities	4,479
Current lease liabilities	727
Income tax payable	356
Total liabilities	9,747

Net assets disposed of	€13,658

Gain on disposal of Fidelta

(Euro, in thousands)
Cash received	€37,080
Net assets disposed of	(13,658)
Effect of cumulative translation adjustment reclassified from equity on loss of control	(731)
Costs associated to the sale	(500)
Gain on disposal	€22,191

Net cash proceeds from the disposal of Fidelta

(Euro, in thousands)
Cash received	€37,080
Less: cash and cash equivalents balances disposed of	(7,884)
Total consideration received, net of cash disposed of	29,196
Costs associated to the sale	(500)
Cash in from disposal of Fidelta, net of cash disposed of	€28,696

RESULT FROM DISCONTINUED OPERATIONS

	Year ended December 31,
	2023	2022	2021

	(Euro, in thousands, except share and per share data)

Gain on disposal of subsidiaries	€—	€—	€22,191

Operating profit	—	—	22,191

Net profit	€—	€—	€22,191
Basic and diluted earnings per share from discontinued operations	€—	€—	€0.34
Weighted average number of shares (in thousands of shares)	—	—	65,500
Weighted average number of shares - Diluted (in thousands of shares)	—	—	65,831

CASH FLOW FROM DISCONTINUED OPERATIONS

	2023	2022	2021

	(Euro, in thousands)
Net cash flows generated from investing activities	€—	€—	€28,696
Net cash flow from discontinued operations	€—	€—	€28,696